SUPPLEMENT TO THE PROSPECTUSES, SUMMARY PROSPECTUSES and

STATEMENT OF ADDITIONAL INFORMATION

OF

  WELLS FARGO SMALL TO MID CAP STOCK FUNDS

Wells Fargo Discovery Fund

Wells Fargo Enterprise Fund

(each, a “Fund” and together, the “Funds”)

Thomas Pence, CFA, has announced his intention to retire from Wells Capital Management Incorporated by September 30, 2016. He will continue to serve as a portfolio manager of the Funds through August 31, 2016. After August 31, 2016, all references to Thomas Pence, CFA, in the Funds’ prospectuses and Statement of Additional Information are hereby removed.

May 26, 2016                                                                                                              SCR056/P203SP